income taxes - Rate reconciliations (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Reconciliation of effective tax rate
Income taxes computed at applicable statutory rates	$ 171	$ 117	$ 311	$ 236
Adjustments recognized in the current period for income taxes of prior periods	(6)	(14)	(6)	(14)
Non-deductible amounts	3	6	8	12
Other	(1)	2	(2)	9
Income taxes	$ 167	$ 111	$ 311	$ 243
Reconciliation of effective tax rate (as a percent)
Applicable statutory rate (as a percent)	25.70%	25.70%	25.60%	25.70%
Tax rate effect for adjustments recognized in the current period for income taxes of prior periods (as a percent)	(0.90%)	(3.00%)	(0.50%)	(1.50%)
Tax rate effect for non-deductible amounts (as a percent)	0.30%	1.30%	0.70%	1.30%
Tax rate effect for other (as a percent)	(0.10%)	0.40%	(0.20%)	0.90%
Tax rate for Income tax expense per Consolidated statements of income and other comprehensive income (as a percent)	25.00%	24.40%	25.60%	26.40%